Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 5.0%
Afterpay, Ltd.(1)	3,223	$ 139,194
APA Group	46,383	358,648
ASX, Ltd.	3,262	193,888
Australia & New Zealand Banking Group, Ltd.	48,829	633,563
Brambles, Ltd.	27,943	211,875
CIMIC Group, Ltd.	1,989	33,424
Cochlear, Ltd.	1,191	156,365
Coles Group, Ltd.	27,144	322,671
Commonwealth Bank of Australia	28,314	1,367,405
Computershare, Ltd.	8,501	78,715
CSL, Ltd.	7,662	1,523,888
Insurance Australia Group, Ltd.	39,522	158,616
Lend Lease Group	13,091	113,149
Macquarie Group, Ltd.	6,062	503,098
Magellan Financial Group, Ltd.	2,244	91,635
Medibank Pvt, Ltd.	48,434	100,416
National Australia Bank, Ltd.	54,694	693,102
QBE Insurance Group, Ltd.	26,039	160,689
Ramsay Health Care, Ltd.	3,467	160,114
REA Group, Ltd.	777	58,550
Seek, Ltd.	5,430	83,073
Sonic Healthcare, Ltd.	8,704	183,801
Suncorp Group, Ltd.	21,370	137,321
Sydney Airport	20,677	81,604
Telstra Corp., Ltd.	66,454	144,247
TPG Telecom, Ltd.(1)	5,585	34,302
Transurban Group	55,464	543,920
Tuas, Ltd.(1)	2,792	1,301
Wesfarmers, Ltd.	23,372	726,686
Westpac Banking Corp.	62,178	779,301
Woolworths Group, Ltd.	26,254	676,743
		$10,451,304
Austria — 0.1%
Erste Group Bank AG(1)	5,310	$125,410
Raiffeisen Bank International AG	2,673	47,775
Telekom Austria AG(1)	2,137	14,762
Verbund AG	1,420	63,776
		$251,723
Belgium — 0.8%
Ackermans & van Haaren NV(1)	281	$36,793
Ageas S.A./NV	2,201	78,003
Anheuser-Busch InBev S.A./NV	12,317	607,184
Colruyt S.A.	919	50,507
Security	Shares	Value
Belgium (continued)
Elia Group S.A./NV	503	$ 54,722
Galapagos NV(1)(2)	62	12,193
Galapagos NV(1)(2)	561	110,729
KBC Groep NV	3,229	185,510
Proximus S.A.	1,907	38,859
Sofina S.A.	193	50,962
Solvay S.A.	982	78,782
Telenet Group Holding NV	491	20,231
UCB S.A.	1,718	199,368
Umicore S.A.	2,513	118,624
		$1,642,467
Canada — 7.8%
Algonquin Power & Utilities Corp.(3)	10,967	$141,773
Alimentation Couche-Tard, Inc., Class B	19,384	607,820
Bank of Montreal	11,467	610,346
Bank of Nova Scotia (The)	21,728	899,145
BCE, Inc.	5,433	226,588
Brookfield Asset Management, Inc., Class A	27,216	895,706
Canadian Imperial Bank of Commerce	7,981	533,438
Canadian National Railway Co.	12,411	1,098,030
Canadian Pacific Railway, Ltd.	2,478	630,306
Canadian Tire Corp., Ltd., Class A(3)	1,015	87,953
CCL Industries, Inc., Class B	2,866	92,634
CGI, Inc.(1)	3,987	251,184
Constellation Software, Inc.	344	388,416
Dollarama, Inc.	5,405	179,795
Empire Co., Ltd.	4,179	100,073
George Weston, Ltd.	1,805	132,224
Great-West Lifeco, Inc.	4,720	82,746
Hydro One, Ltd.(4)	6,766	127,236
IGM Financial, Inc.(3)	1,481	35,989
Intact Financial Corp.	2,507	238,604
Loblaw Cos., Ltd.	3,675	178,959
Magna International, Inc.(2)	439	19,551
Magna International, Inc.(2)	4,769	212,364
Manulife Financial Corp.	34,784	473,233
Metro, Inc.	5,442	224,478
National Bank of Canada	5,835	264,415
Nutrien, Ltd.(3)	10,514	337,817
Open Text Corp.	4,747	201,580
Power Corp. of Canada(3)	10,479	184,324
Quebecor, Inc., Class B	3,470	74,558
Restaurant Brands International, Inc.(2)	3,551	193,270
Restaurant Brands International, Inc.(2)	2,808	153,401
Ritchie Bros Auctioneers, Inc.	2,264	92,171
Rogers Communications, Inc., Class B	6,309	253,503

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Royal Bank of Canada	22,129	$ 1,501,401
Saputo, Inc.	5,058	120,601
Shaw Communications, Inc., Class B	7,579	123,600
Shopify, Inc., Class A(1)	1,656	1,571,875
Sun Life Financial, Inc.	10,766	395,636
TELUS Corp.	7,523	126,178
Thomson Reuters Corp.	3,497	237,598
TMX Group, Ltd.	986	97,489
Toronto-Dominion Bank (The)	28,694	1,280,620
Waste Connections, Inc.(2)	1,922	180,264
Waste Connections, Inc.(2)	3,504	328,281
WSP Global, Inc.	2,248	137,867
		$16,325,040
China — 0.2%
Fosun International, Ltd.	97,000	$124,317
Lenovo Group, Ltd.	146,000	81,460
Shenzhou International Group Holdings, Ltd.	14,300	173,848
		$379,625
Denmark — 2.0%
Ambu A/S, Class B	2,246	$71,001
AP Moller - Maersk A/S, Class B	120	140,641
Ascendis Pharma A/S ADR(1)	685	101,312
Carlsberg A/S, Class B	1,564	207,399
Chr. Hansen Holding A/S	1,570	161,938
Coloplast A/S, Class B	1,803	281,030
Danske Bank A/S(1)	8,395	112,228
Demant A/S(1)	1,696	44,946
DSV PANALPINA A/S	2,593	318,511
Genmab A/S(1)	863	290,998
GN Store Nord A/S	1,890	101,172
H Lundbeck A/S	717	27,091
Novo Nordisk A/S, Class B	22,706	1,479,244
Novozymes A/S, Class B	2,759	159,956
Orsted A/S(4)	2,584	298,681
Pandora A/S	1,115	60,895
Rockwool International A/S, Class B	184	50,076
SimCorp A/S	529	57,213
Tryg A/S	1,459	42,390
Vestas Wind Systems A/S	2,596	265,838
		$4,272,560
Finland — 1.2%
Elisa Oyj	1,966	$119,634
Huhtamaki Oyj(1)	1,512	59,816
Kesko Oyj, Class B	6,076	104,005
Security	Shares	Value
Finland (continued)
Kojamo Oyj	2,405	$ 50,827
Kone Oyj, Class B	4,602	317,397
Metso Oyj	2,038	66,976
Neste Oyj	12,838	504,226
Nokia Oyj	72,405	316,400
Nordea Bank Abp(1)	39,741	275,616
Orion Oyj, Class B	1,908	92,527
Sampo Oyj, Class A	6,554	225,915
Stora Enso Oyj, Class R	10,175	121,788
UPM-Kymmene Oyj	7,573	219,349
Wartsila Oyj Abp	6,101	50,608
		$2,525,084
France — 8.7%
Accor S.A.(1)	3,017	$82,339
Aeroports de Paris	530	54,718
Air Liquide S.A.	6,934	1,002,564
ALD S.A.(4)	1,320	13,106
Alstom S.A.(1)	2,413	112,448
Amundi S.A.(1)(4)	801	62,969
Arkema S.A.	928	89,203
Atos SE(1)	1,371	117,540
AXA S.A.	26,753	562,961
BioMerieux	575	78,967
BNP Paribas S.A.(1)	15,161	605,743
Bouygues S.A.(1)	3,507	120,130
Bureau Veritas S.A.(1)	5,149	109,207
Capgemini SE	2,250	259,653
Carrefour S.A.	9,985	154,848
Cie de Saint-Gobain(1)	15,964	575,996
Cie Generale des Etablissements Michelin SCA(3)	2,267	236,296
CNP Assurances(1)	1,978	22,942
Credit Agricole S.A.(1)	16,878	160,268
Danone S.A.(1)	10,556	732,725
Dassault Systemes SE	1,793	311,252
Edenred	3,921	171,968
Eiffage S.A.(1)	1,418	129,983
Engie S.A.(1)	27,309	338,684
EssilorLuxottica S.A.(1)	4,273	549,543
Eurofins Scientific SE(1)	220	138,762
Faurecia SE(1)	942	37,010
Getlink SE(1)	6,854	99,114
Hermes International	496	416,445
Iliad S.A.	184	35,919
Ingenico Group S.A.(1)	749	120,345
Ipsen S.A.	654	55,480
JC Decaux S.A.(1)	1,272	23,761

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Kering S.A.	1,048	$ 572,961
Legrand S.A.	3,732	283,566
L'Oreal S.A.	3,471	1,120,253
LVMH Moet Hennessy Louis Vuitton SE	3,831	1,691,367
Natixis S.A.(1)	9,094	23,986
Orange S.A.(3)	25,763	308,073
Orpea(1)	758	87,551
Pernod-Ricard S.A.	3,294	518,694
Peugeot S.A.(1)	8,293	135,998
Publicis Groupe S.A.	3,500	113,697
Renault S.A.(1)	2,870	73,454
Rubis SCA	1,516	73,089
Safran S.A.(1)	4,635	466,241
Sanofi	16,640	1,697,023
Sartorius Stedim Biotech	342	86,710
Schneider Electric SE	7,714	858,079
SCOR SE(1)	2,134	58,937
SEB S.A.	366	60,712
Societe Generale S.A.(1)	11,477	191,892
Sodexo S.A.	1,311	88,896
Suez S.A.	6,286	73,883
Teleperformance	820	208,839
Thales S.A.	1,421	115,009
Ubisoft Entertainment S.A.(1)	1,468	121,566
Valeo S.A.	3,897	102,785
Veolia Environnement S.A.	9,046	204,269
Vinci S.A.	7,724	716,194
Vivendi S.A.	13,589	351,136
Worldline S.A.(1)(4)	1,730	150,838
		$18,138,587
Germany — 7.4%
1&1 Drillisch AG	812	$21,153
adidas AG(1)	2,850	751,407
Allianz SE	6,302	1,287,765
Aroundtown S.A.(1)	20,102	115,221
Bayerische Motoren Werke AG	5,623	358,976
Bechtle AG	407	72,137
Beiersdorf AG	1,588	180,578
Brenntag AG	2,440	129,369
Carl Zeiss Meditec AG(1)	566	55,113
Commerzbank AG(1)	12,447	55,474
CompuGroup Medical SE & Co. KgaA	350	27,545
Continental AG	1,671	164,278
Covestro AG(1)(4)	2,984	113,655
CTS Eventim AG & Co. KGaA(1)	1,121	46,808
Daimler AG(1)	13,594	553,056
Security	Shares	Value
Germany (continued)
Delivery Hero SE(1)(4)	2,239	$ 230,096
Deutsche Boerse AG	2,837	513,431
Deutsche Lufthansa AG(1)	3,714	37,261
Deutsche Post AG(1)	15,248	559,904
Deutsche Telekom AG	47,896	803,658
Deutsche Wohnen SE	6,384	286,869
DWS Group GmbH & Co. KGaA(4)	746	27,182
Evonik Industries AG	2,916	74,270
Fielmann AG(1)	364	24,558
Fraport AG Frankfurt Airport Services Worldwide(1)	533	23,348
Fresenius Medical Care AG & Co. KGaA(1)	3,274	281,662
Fresenius SE & Co. KGaA(1)	6,774	336,687
GEA Group AG	2,560	81,250
Hannover Rueck SE	914	157,961
HeidelbergCement AG	5,814	311,233
Hella GmbH & Co. KGaA	937	38,491
HelloFresh SE(1)	1,996	106,776
Henkel AG & Co. KGaA	1,556	130,175
HOCHTIEF AG	296	26,338
Infineon Technologies AG	19,751	462,809
KION Group AG(1)	1,182	72,775
Knorr-Bremse AG	824	83,624
Lanxess AG(1)	1,367	72,289
LEG Immobilien AG(1)	1,236	156,769
Merck KGaA	2,150	250,363
MTU Aero Engines AG(1)	785	136,669
Muenchener Rueckversicherungs-Gesellschaft AG	2,119	551,777
Nemetschek SE	841	57,787
OSRAM Licht AG(1)	1,701	81,070
Puma SE(1)	1,249	96,841
Rational AG	64	35,865
RTL Group S.A.(1)	506	16,234
SAP SE	15,139	2,116,272
Schaeffler AG, PFC Shares	2,570	19,288
Scout24 AG(4)	1,531	118,450
Siemens AG	12,211	1,440,130
Siemens Healthineers AG(4)	2,615	125,698
Symrise AG	2,084	243,508
Talanx AG	777	28,877
TeamViewer AG(1)(4)	1,864	101,567
Telefonica Deutschland Holding AG(4)	12,615	37,204
ThyssenKrupp AG(1)	15,819	112,857
Uniper SE	4,841	156,215
United Internet AG	1,341	56,975
Volkswagen AG(1)	505	81,536
Vonovia SE	9,661	590,510

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Zalando SE(1)(4)	2,307	$ 163,660
		$ 15,451,304
Hong Kong — 2.5%
AIA Group, Ltd.	185,383	$ 1,734,740
Bank of East Asia, Ltd. (The)	30,000	68,769
BOC Hong Kong Holdings, Ltd.	63,350	202,840
Chow Tai Fook Jewellery Group, Ltd.	43,400	41,563
Dairy Farm International Holdings, Ltd.	7,400	34,578
Hang Lung Properties, Ltd.	38,000	90,336
Hang Seng Bank, Ltd.	13,679	230,385
Henderson Land Development Co., Ltd.	26,355	100,510
HKT Trust & HKT, Ltd.	65,000	95,385
Hong Kong Exchanges & Clearing, Ltd.	21,599	919,938
Hongkong Land Holdings, Ltd.	27,500	114,387
MTR Corp., Ltd.	28,876	150,177
New World Development Co., Ltd.(1)	30,250	143,629
Sino Land Co., Ltd.	66,000	83,503
Sun Hung Kai Properties, Ltd.	30,801	393,490
Swire Pacific, Ltd., Class A	12,393	65,866
Swire Properties, Ltd.	19,800	50,553
Techtronic Industries Co., Ltd.	25,493	252,242
WH Group, Ltd.(4)	201,502	174,137
Wharf Holdings, Ltd. (The)(3)	19,779	40,471
Wharf Real Estate Investment Co., Ltd.	26,000	124,816
Wheelock & Co., Ltd.	16,000	126,472
		$5,238,787
Ireland — 1.1%
CRH PLC	18,928	$651,507
DCC PLC	3,778	315,250
ICON PLC(1)	726	122,302
James Hardie Industries PLC CDI	17,950	345,871
Kerry Group PLC, Class A	2,422	300,878
Kingspan Group PLC	6,047	390,372
Smurfit Kappa Group PLC	3,244	109,017
		$2,235,197
Israel — 0.4%
Azrieli Group, Ltd.	1,632	$74,381
Bank Hapoalim BM	17,756	106,148
Bank Leumi Le-Israel B.M.	22,371	112,479
Check Point Software Technologies, Ltd.(1)	1,864	200,250
Nice, Ltd.(1)	1,091	205,656
Wix.com, Ltd.(1)	853	218,556
		$917,470
Security	Shares	Value
Italy — 2.0%
A2A SpA	25,373	$ 36,066
Amplifon SpA(1)	1,657	44,267
Assicurazioni Generali SpA	16,719	253,966
Banca Mediolanum SpA	4,177	30,061
DiaSorin SpA	446	85,652
Enel SpA	139,236	1,204,174
Ferrari NV	1,960	335,739
FinecoBank Banca Fineco SpA(1)	9,025	122,145
Hera SpA	12,233	45,932
Infrastrutture Wireless Italiane SpA(4)	4,598	46,156
Intesa Sanpaolo SpA(1)	226,508	435,278
Italgas SpA	7,704	44,834
Mediobanca Banca di Credito Finanziario SpA	9,559	69,028
Moncler SpA(1)	2,814	108,208
Pirelli & C SpA(1)(4)	6,163	26,220
Poste Italiane SpA(4)	12,890	112,597
PRADA SpA(1)	7,700	26,906
Prysmian SpA	4,572	106,063
Recordati SpA	1,493	74,708
Snam SpA	78,101	380,754
Telecom Italia SpA(3)	194,428	76,670
Terna Rete Elettrica Nazionale SpA	25,199	173,811
UniCredit SpA(1)	33,823	312,160
UnipolSai Assicurazioni SpA	5,520	13,224
		$4,164,619
Japan — 19.9%
ABC-Mart, Inc.	500	$29,332
Acom Co., Ltd.	6,200	23,726
Advantest Corp.	2,700	154,090
AEON Co., Ltd.	9,379	218,198
AGC, Inc.(3)	7,655	219,465
Aisin Seiki Co., Ltd.	2,800	82,073
Ajinomoto Co., Inc.	7,608	126,254
Alfresa Holdings Corp.	2,400	50,307
ANA Holdings, Inc.(1)	2,156	49,271
Asahi Group Holdings, Ltd.	6,900	242,343
Asahi Intecc Co., Ltd.	2,900	82,767
Astellas Pharma, Inc.	28,171	470,443
Bandai Namco Holdings, Inc.	2,775	146,071
Bridgestone Corp.(3)	7,900	254,976
Brother Industries, Ltd.	3,300	59,621
Canon, Inc.(3)	13,568	270,655
Capcom Co., Ltd.	1,200	43,924
Central Japan Railway Co.	3,167	489,802
Chugai Pharmaceutical Co., Ltd.	16,756	897,115
Cosmos Pharmaceutical Corp.	300	46,030

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
CyberAgent, Inc.	1,900	$ 93,392
Dai Nippon Printing Co., Ltd.	5,029	115,619
Daifuku Co., Ltd.	1,600	140,211
Dai-ichi Life Holdings, Inc.	15,394	184,266
Daiichi Sankyo Co., Ltd.	8,413	688,113
Daikin Industries, Ltd.	3,600	582,480
Daiwa House Industry Co., Ltd.	8,592	202,899
Daiwa Securities Group, Inc.	22,900	96,201
Denso Corp.	6,447	252,832
Dentsu Group, Inc.	3,900	92,514
Disco Corp.	400	97,555
East Japan Railway Co.	4,426	306,701
Eisai Co., Ltd.	3,925	311,837
FANUC Corp.	3,051	546,952
Fast Retailing Co., Ltd.	842	483,958
FUJIFILM Holdings Corp.	4,826	206,561
Fujitsu, Ltd.	2,748	321,745
GMO Payment Gateway, Inc.	600	62,756
Hakuhodo DY Holdings, Inc.	3,200	38,192
Hamamatsu Photonics K.K.	2,121	92,358
Hankyu Hanshin Holdings, Inc.	3,600	121,602
Harmonic Drive Systems, Inc.	700	38,614
Hikari Tsushin, Inc.	300	68,594
Hitachi Construction Machinery Co., Ltd.	1,600	44,446
Hitachi Metals, Ltd.	7,600	91,092
Hitachi, Ltd.	14,749	468,794
Honda Motor Co., Ltd.	28,100	719,182
Hoshizaki Corp.	852	73,025
HOYA Corp.	5,987	573,309
Hulic Co., Ltd.	7,800	73,640
Isuzu Motors, Ltd.	8,600	78,151
Ito En, Ltd.	1,100	62,094
Itochu Techno-Solutions Corp.	1,600	60,171
Japan Exchange Group, Inc.	7,400	171,383
Kakaku.com, Inc.	1,900	48,401
Kansai Paint Co., Ltd.	3,000	63,395
Kao Corp.	7,063	560,504
KDDI Corp.	23,318	695,742
Keihan Holdings Co., Ltd.	1,500	66,989
Keio Corp.	1,823	104,331
Keisei Electric Railway Co., Ltd.	2,000	62,681
Keyence Corp.	2,800	1,173,372
Kikkoman Corp.	2,409	116,349
Kintetsu Group Holdings Co., Ltd.	2,705	121,372
Kobayashi Pharmaceutical Co., Ltd.	600	52,755
Komatsu, Ltd.	13,546	277,429
Kose Corp.	431	52,171
Security	Shares	Value
Japan (continued)
Kubota Corp.	15,594	$ 233,267
Kyowa Kirin Co., Ltd.	3,706	97,559
LINE Corp.(1)	800	40,263
Lion Corp.	4,800	115,448
M3, Inc.	5,900	250,639
Makita Corp.	2,992	108,802
McDonald's Holdings Co. (Japan), Ltd.	1,200	64,857
Medipal Holdings Corp.	3,000	57,902
MEIJI Holdings Co., Ltd.	1,971	156,844
Mercari, Inc.(1)	1,300	40,367
MINEBEA MITSUMI, Inc.(3)	5,600	102,075
MISUMI Group, Inc.	4,500	112,988
Mitsubishi Chemical Holdings Corp.	20,460	119,316
Mitsubishi Electric Corp.	27,907	364,501
Mitsubishi Estate Co., Ltd.	24,208	360,743
Mitsubishi Heavy Industries, Ltd.	4,900	115,689
Mitsubishi UFJ Financial Group, Inc.	193,857	762,929
Mitsui Fudosan Co., Ltd.	14,200	252,259
Miura Co., Ltd.	1,400	58,338
Mizuho Financial Group, Inc.	337,873	415,599
MS&AD Insurance Group Holdings, Inc.	7,500	206,540
Murata Manufacturing Co., Ltd.	10,353	610,294
Nagoya Railroad Co., Ltd.	2,700	76,100
NEC Corp.	3,530	169,601
NGK Insulators, Ltd.	3,800	52,651
Nidec Corp.	6,080	409,602
Nintendo Co., Ltd.	1,629	728,275
Nippon Express Co., Ltd.	1,394	72,284
Nippon Paint Holdings Co., Ltd.(3)	3,109	226,760
Nippon Shinyaku Co., Ltd.	800	65,298
Nippon Telegraph & Telephone Corp.	19,640	457,601
Nissan Chemical Corp.	2,100	108,042
Nissan Motor Co., Ltd.	35,285	130,853
Nisshin Seifun Group, Inc.	5,086	75,942
Nissin Foods Holdings Co., Ltd.	1,099	97,371
Nitori Holdings Co., Ltd.(3)	1,168	229,009
Nitto Denko Corp.	2,286	129,594
Nomura Holdings, Inc.	49,800	223,781
Nomura Research Institute, Ltd.	4,600	125,639
NTT Data Corp.	9,135	102,133
NTT DoCoMo, Inc.	15,697	416,724
Obayashi Corp.	10,200	95,895
Obic Co., Ltd.	900	158,615
Odakyu Electric Railway Co., Ltd.	5,546	136,197
Oji Holdings Corp.	17,254	80,496
Omron Corp.	2,782	186,333
Ono Pharmaceutical Co., Ltd.	5,622	164,087

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Oracle Corp. Japan	426	$ 50,529
Oriental Land Co., Ltd.	3,997	528,188
ORIX Corp.	18,167	225,584
Osaka Gas Co., Ltd.	6,300	124,532
Otsuka Corp.	1,688	89,153
Otsuka Holdings Co., Ltd.	6,420	279,796
Pan Pacific International Holdings Corp.	8,868	195,244
Panasonic Corp.	31,700	277,979
PeptiDream, Inc.(1)	1,600	73,721
Pigeon Corp.(3)	1,900	73,540
Rakuten, Inc.	12,549	110,845
Recruit Holdings Co., Ltd.	28,579	982,837
Renesas Electronics Corp.(1)	11,300	58,087
Resona Holdings, Inc.	30,633	104,823
Ricoh Co., Ltd.	10,384	74,511
Rohm Co., Ltd.	1,476	98,141
Santen Pharmaceutical Co., Ltd.	5,200	95,729
SBI Holdings, Inc.	3,300	71,612
SCSK Corp.	700	34,247
Sekisui Chemical Co., Ltd.	5,472	78,401
Sekisui House, Ltd.	10,070	192,258
SG Holdings Co., Ltd.	2,200	71,794
Sharp Corp.	2,799	30,018
Shimadzu Corp.	3,326	88,795
Shimano, Inc.	1,072	206,133
Shimizu Corp.	11,700	96,386
Shin-Etsu Chemical Co., Ltd.	5,337	626,358
Shionogi & Co., Ltd.	3,854	241,774
Shiseido Co., Ltd.	5,697	363,016
SMC Corp.	932	478,974
SoftBank Corp.	27,300	347,972
SoftBank Group Corp.	21,090	1,063,519
Sohgo Security Services Co., Ltd.	1,600	74,710
Sompo Holdings, Inc.	4,537	156,188
Sony Corp.	18,100	1,249,445
Square Enix Holdings Co., Ltd.	1,200	60,797
Sumitomo Chemical Co., Ltd.	23,800	71,609
Sumitomo Dainippon Pharma Co., Ltd.	2,900	40,187
Sumitomo Electric Industries, Ltd.	9,873	113,892
Sumitomo Mitsui Financial Group, Inc.(3)	19,453	548,999
Sumitomo Mitsui Trust Holdings, Inc.	4,816	135,717
Suntory Beverage & Food, Ltd.	2,500	97,546
Sysmex Corp.	2,526	193,900
T&D Holdings, Inc.	7,019	60,288
Taisho Pharmaceutical Holdings Co., Ltd.	500	30,684
Taiyo Nippon Sanso Corp.	2,000	33,446
Takeda Pharmaceutical Co., Ltd.	24,152	867,732
Security	Shares	Value
Japan (continued)
TDK Corp.	1,714	$ 170,631
Terumo Corp.	9,346	355,735
TIS, Inc.	3,300	69,870
Tobu Railway Co., Ltd.	3,017	99,680
Toho Co., Ltd.	2,100	75,854
Toho Gas Co., Ltd.	1,800	89,969
Tokyo Century Corp.(3)	700	35,844
Tokyo Electron, Ltd.	2,126	524,577
Tokyo Gas Co., Ltd.	6,600	158,034
Tokyu Corp.	8,332	117,301
Toppan Printing Co., Ltd.	6,400	107,001
Toray Industries, Inc.	20,950	98,885
TOTO, Ltd.	2,064	79,358
Toyo Suisan Kaisha, Ltd.	1,500	83,811
Toyota Industries Corp.	2,275	120,922
Toyota Motor Corp.	37,883	2,382,237
Trend Micro, Inc.	1,993	111,378
Tsuruha Holdings, Inc.	600	82,868
Unicharm Corp.	7,002	287,169
Welcia Holdings Co., Ltd.	800	64,630
West Japan Railway Co.	2,510	140,783
Yakult Honsha Co., Ltd.	2,886	169,795
Yamada Denki Co., Ltd.	10,500	52,084
Yamaha Corp.	2,544	119,988
Yamaha Motor Co., Ltd.	4,725	74,419
Yaskawa Electric Corp.	4,200	146,005
Z Holdings Corp.	36,700	180,113
ZOZO, Inc.	2,500	55,730
		$41,503,602
Netherlands — 3.9%
ABN AMRO Group NV(4)	5,628	$48,433
Adyen NV(1)(4)	352	512,863
Aegon NV	27,952	82,625
AerCap Holdings NV(1)	1,593	49,064
Akzo Nobel NV	2,921	262,424
Argenx SE(1)	640	144,058
ASM International NV	584	89,905
ASML Holding NV	5,993	2,192,316
Euronext NV(4)	1,013	101,963
GrandVision NV(1)(4)	755	21,510
IMCD NV(3)	842	79,400
ING Groep NV	57,765	402,674
Just Eat Takeaway.com NV(1)(4)	2,551	266,643
Koninklijke Ahold Delhaize NV	19,383	528,265
Koninklijke DSM NV	2,632	365,369
Koninklijke KPN NV	52,513	139,680

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Koninklijke Philips NV(1)	14,105	$ 658,956
Koninklijke Vopak NV	2,427	128,467
NN Group NV	4,260	143,169
NXP Semiconductors NV	4,044	461,178
Prosus NV(1)	6,481	604,272
QIAGEN NV(1)	3,780	161,822
Randstad NV	1,806	80,755
STMicroelectronics NV(2)	4,794	130,676
STMicroelectronics NV(2)(3)	3,487	95,260
Wolters Kluwer NV	4,630	361,900
		$8,113,647
New Zealand — 0.3%
a2 Milk Co., Ltd.(1)	10,483	$137,220
Auckland International Airport, Ltd.	20,591	87,568
Fisher & Paykel Healthcare Corp., Ltd.	7,177	165,335
Meridian Energy, Ltd.	20,289	63,247
Spark New Zealand, Ltd.	22,022	65,156
Xero, Ltd.(1)	1,446	90,831
		$609,357
Norway — 0.6%
Adevinta ASA(1)	3,866	$39,130
DNB ASA(1)	14,430	192,604
Gjensidige Forsikring ASA(1)	2,630	48,592
Mowi ASA	8,692	165,684
Norsk Hydro ASA(1)	51,079	142,505
Orkla ASA	15,504	136,119
Salmar ASA(1)	1,128	54,037
Schibsted ASA, Class A(1)	3,123	81,786
Telenor ASA	9,713	141,818
Tomra Systems ASA(1)	1,950	72,030
Yara International ASA	2,809	97,928
		$1,172,233
Portugal — 0.2%
EDP - Energias de Portugal S.A.	48,664	$232,286
EDP Renovaveis S.A.	2,456	33,949
Jeronimo Martins SGPS S.A.(1)(3)	5,301	92,767
		$359,002
Singapore — 0.8%
CapitaLand, Ltd.	44,541	$94,099
City Developments, Ltd.	10,430	63,738
DBS Group Holdings, Ltd.	28,229	424,757
Jardine Cycle & Carriage, Ltd.	1,700	24,809
Oversea-Chinese Banking Corp., Ltd.	51,971	338,736
Security	Shares	Value
Singapore (continued)
Singapore Airlines, Ltd.	20,756	$ 56,025
Singapore Exchange, Ltd.	12,400	74,619
Singapore Technologies Engineering, Ltd.	27,400	65,397
Singapore Telecommunications, Ltd.	126,812	225,586
United Overseas Bank, Ltd.	20,359	297,483
		$ 1,665,249
South Korea — 3.5%
AMOREPACIFIC Corp.	490	$ 68,540
Celltrion, Inc.(1)	1,603	410,268
Hana Financial Group, Inc.	4,330	98,474
Hyundai Mobis Co., Ltd.	913	146,554
Hyundai Motor Co.	2,170	178,251
Kakao Corp.	846	189,844
KB Financial Group, Inc.	5,461	154,599
KT Corp.	3,517	69,286
LG Chem, Ltd.	756	311,985
LG Corp.	1,590	94,893
LG Electronics, Inc.	1,758	93,166
LG Household & Health Care, Ltd.	141	158,034
Lotte Chemical Corp.	296	41,368
NAVER Corp.	1,984	446,367
NCSoft Corp.	217	161,432
Netmarble Corp.(1)(4)	471	39,477
Samsung C&T Corp.	1,143	111,188
Samsung Electro-Mechanics Co., Ltd.	786	85,273
Samsung Electronics Co., Ltd.	73,215	3,241,055
Samsung SDI Co., Ltd.	751	229,627
Samsung SDS Co., Ltd.	543	76,806
Shinhan Financial Group Co., Ltd.	6,441	155,655
SK Hynix, Inc.	7,862	561,335
SK Telecom Co., Ltd.	444	78,196
Woori Financial Group, Inc.	7,839	57,782
		$7,259,455
Spain — 2.2%
Acciona S.A.(3)	304	$29,906
Aena SME S.A.(1)(4)	1,241	165,973
Amadeus IT Group S.A.	6,269	329,136
Banco Bilbao Vizcaya Argentaria S.A.	91,720	315,789
Banco Santander S.A.(1)	227,223	555,892
CaixaBank S.A.	52,448	112,201
Cellnex Telecom S.A.(4)	4,385	267,826
Enagas S.A.	9,417	230,373
Ferrovial S.A.	7,599	203,121
Grifols S.A.	6,857	208,508
Iberdrola S.A.	99,540	1,162,097

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Industria de Diseno Textil S.A.	16,209	$ 430,081
International Consolidated Airlines Group S.A.(2)	16,783	46,290
International Consolidated Airlines Group S.A.(2)(3)	7,334	20,324
Mapfre S.A.	10,241	18,287
Naturgy Energy Group S.A.	4,623	86,306
Red Electrica Corp. S.A.(3)	7,406	138,563
Siemens Gamesa Renewable Energy S.A.(1)(3)	3,049	54,287
Telefonica S.A.	59,510	284,623
		$4,659,583
Sweden — 3.0%
AAK AB(1)	2,778	$47,949
Alfa Laval AB(1)	4,092	90,270
Assa Abloy AB, Class B	13,939	285,296
Atlas Copco AB, Class A	14,029	597,431
Axfood AB	1,812	39,614
Boliden AB	10,687	245,122
Castellum AB	3,669	68,750
Electrolux AB, Series B	3,959	66,610
Epiroc AB, Class A	13,581	170,175
EQT AB	3,043	54,868
Essity AB, Class B(1)	9,173	297,401
Fastighets AB Balder, Class B(1)	1,617	61,868
Hennes & Mauritz AB, Class B(3)	10,737	156,720
Hexagon AB, Class B(1)	3,901	229,089
Holmen AB, Class B(1)	1,471	47,246
Husqvarna AB, Class B	5,588	45,989
ICA Gruppen AB	1,637	77,814
Industrivarden AB, Class A(1)	3,557	81,351
Indutrade AB(1)	1,254	49,736
Investment AB Latour, Class B	1,704	30,938
Investor AB, Class B	7,818	414,729
Kinnevik AB, Class B	3,374	89,065
L E Lundbergforetagen AB, Class B(1)	1,308	59,624
Lifco AB, Class B	662	42,213
Nibe Industrier AB, Class B(1)	5,441	120,680
Sagax AB, Class B	2,570	34,742
Sandvik AB(1)	15,160	285,398
Securitas AB, Class B(1)	4,947	66,894
Skandinaviska Enskilda Banken AB, Class A(1)	20,734	179,983
Skanska AB, Class B(1)	4,799	97,973
SKF AB, Class B	6,309	117,937
Spotify Technology S.A.(1)	1,664	429,628
Svenska Cellulosa AB SCA, Class B(1)	9,225	110,342
Svenska Handelsbanken AB, Class A(1)	19,259	182,870
Sweco AB, Class B	1,046	47,216
Swedbank AB, Class A(1)	13,109	168,331
Security	Shares	Value
Sweden (continued)
Swedish Orphan Biovitrum AB(1)	2,867	$ 66,476
Tele2 AB, Class B	6,528	86,900
Telefonaktiebolaget LM Ericsson, Class B	38,918	360,753
Telia Co. AB	32,225	120,560
Volvo AB, Class B(1)	24,746	389,375
		$ 6,215,926
Switzerland — 9.5%
ABB, Ltd.	27,003	$ 612,507
Adecco Group AG	2,599	122,505
Alcon, Inc.(1)	6,954	399,571
Baloise Holding AG	572	86,172
Banque Cantonale Vaudoise	405	39,440
Barry Callebaut AG	38	72,536
Belimo Holding AG	8	59,206
BKW AG	296	26,575
Chocoladefabriken Lindt & Sprungli AG PC	19	156,927
Cie Financiere Richemont S.A.	7,212	465,176
Clariant AG(1)	3,526	69,395
Coca-Cola HBC AG	3,473	86,940
Emmi AG	28	24,507
EMS-Chemie Holding AG	109	84,682
Flughafen Zuerich AG(1)	288	37,615
Garmin, Ltd.	1,738	169,455
Geberit AG	482	241,837
Givaudan S.A.	132	493,412
Helvetia Holding AG	340	31,848
Julius Baer Group, Ltd.	2,976	124,985
Kuehne & Nagel International AG(1)	658	109,602
Logitech International S.A.	2,276	149,145
Lonza Group AG	1,055	558,831
Nestle S.A.	40,928	4,537,713
Novartis AG	33,133	2,886,581
Partners Group Holding AG	254	231,316
PSP Swiss Property AG	710	79,971
Roche Holding AG	10,463	3,624,901
Schindler Holding AG	291	68,988
Schindler Holding AG PC	604	142,942
SGS S.A.	100	244,964
SIG Combibloc Group AG	3,695	60,124
Sika AG	3,523	679,137
Sonova Holding AG(1)	769	153,935
Straumann Holding AG	158	136,589
Swatch Group AG (The)	372	74,665
Swiss Life Holding AG	425	158,108
Swiss Prime Site AG	1,230	114,101
Swiss Re AG	4,051	314,092

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Swisscom AG	358	$ 187,736
TE Connectivity, Ltd.	4,724	385,242
Tecan Group AG	179	63,439
Temenos AG	775	120,454
UBS Group AG	49,693	573,907
VAT Group AG(4)	421	77,326
Vifor Pharma AG	610	92,285
Zurich Insurance Group AG	2,028	718,582
		$19,949,967
Taiwan — 3.5%
Advantech Co., Ltd.	5,000	$50,319
ASE Technology Holding Co., Ltd.	45,904	105,717
Asustek Computer, Inc.	10,000	73,474
Catcher Technology Co., Ltd.	11,000	83,360
Cathay Financial Holding Co., Ltd.	120,357	171,206
Chailease Holding Co., Ltd.	18,720	79,805
Chang Hwa Commercial Bank, Ltd.	82,840	54,503
China Steel Corp.	440,000	309,863
Chunghwa Telecom Co., Ltd.	55,055	218,648
CTBC Financial Holding Co., Ltd.	321,000	222,465
Delta Electronics, Inc.	25,319	144,480
E.Sun Financial Holding Co., Ltd.	150,091	142,168
Far Eastern New Century Corp.	46,000	43,686
Far EasTone Telecommunications Co., Ltd.	28,073	64,816
First Financial Holding Co., Ltd.	127,214	98,075
Fubon Financial Holding Co., Ltd.	126,000	188,120
Globalwafers Co., Ltd.	3,000	41,320
Hotai Motor Co., Ltd.	6,000	143,860
Hua Nan Financial Holdings Co., Ltd.	98,310	66,911
MediaTek, Inc.	20,883	412,870
Mega Financial Holding Co., Ltd.	148,668	156,272
Nanya Technology Corp.	16,000	33,382
President Chain Store Corp.	8,828	88,807
Quanta Computer, Inc.	43,398	104,999
Shanghai Commercial & Savings Bank, Ltd. (The)	56,924	88,284
Taishin Financial Holding Co., Ltd.	184,642	83,949
Taiwan Cooperative Financial Holding Co., Ltd.	132,425	93,481
Taiwan High Speed Rail Corp.	24,000	29,831
Taiwan Mobile Co., Ltd.	26,748	100,309
Taiwan Semiconductor Manufacturing Co., Ltd.	324,240	3,462,725
Uni-President Enterprises Corp.	88,000	213,207
United Microelectronics Corp.	171,000	92,450
Yageo Corp.	4,000	52,111
Yuanta Financial Holding Co., Ltd.	190,000	113,074
		$7,428,547
Security	Shares	Value
United Kingdom — 12.7%
3i Group PLC	18,148	$ 186,870
Admiral Group PLC	3,352	95,059
Amcor PLC(1)	32,440	331,212
Aon PLC, Class A	4,226	813,928
Ashtead Group PLC	8,750	295,164
Associated British Foods PLC	7,449	176,125
AstraZeneca PLC	19,254	2,003,849
Atlassian Corp. PLC, Class A(1)	2,288	412,458
Auto Trader Group PLC(4)	16,902	110,045
Avast PLC(4)	12,107	79,130
AVEVA Group PLC	1,083	54,912
Aviva PLC	75,559	256,098
B&M European Value Retail S.A.	16,191	79,699
BAE Systems PLC	63,759	381,244
Barratt Developments PLC	22,329	137,237
Berkeley Group Holdings PLC	2,697	138,896
boohoo Group PLC(1)	14,163	72,528
BT Group PLC	160,230	226,605
Bunzl PLC	6,053	162,360
Burberry Group PLC	7,893	155,966
Clarivate PLC(1)	5,894	131,613
Coca-Cola European Partners PLC	4,567	172,450
Compass Group PLC	39,635	545,316
ConvaTec Group PLC(4)	31,350	75,713
Croda International PLC	2,620	170,171
Diageo PLC	38,654	1,284,756
Direct Line Insurance Group PLC	27,105	90,885
DS Smith PLC	25,609	103,959
Farfetch, Ltd., Class A(1)(3)	3,990	68,907
Ferguson PLC	4,388	358,791
GlaxoSmithKline PLC	79,904	1,614,036
Halma PLC	7,390	210,543
Hargreaves Lansdown PLC	5,982	120,634
Hikma Pharmaceuticals PLC	2,721	74,667
HomeServe PLC	5,219	84,375
Howden Joinery Group PLC	12,272	84,016
Informa PLC	34,887	201,708
InterContinental Hotels Group PLC	4,107	181,304
Intermediate Capital Group PLC	6,043	96,409
Intertek Group PLC	3,551	239,164
J Sainsbury PLC	39,038	101,029
JD Sports Fashion PLC	10,071	77,513
Johnson Matthey PLC	3,748	97,613
Kingfisher PLC	42,222	116,161
Legal & General Group PLC	110,249	300,566
Liberty Global PLC, Class A(1)	10,348	226,207
Linde PLC	8,390	1,779,603

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	1,297,913	$ 500,682
London Stock Exchange Group PLC	5,705	593,292
M&G PLC	42,360	87,958
Melrose Industries PLC	92,496	130,377
Mondi PLC	9,754	182,448
National Grid PLC	72,574	885,431
Next PLC	2,315	140,162
NMC Health PLC(1)(3)(5)	1,955	0
Nomad Foods, Ltd.(1)	3,899	83,634
Ocado Group PLC(1)	10,922	274,474
Pearson PLC	17,617	125,412
Pennon Group PLC	9,429	130,570
Persimmon PLC(1)	6,622	187,413
Phoenix Group Holdings PLC	10,392	83,042
Prudential PLC	46,907	706,798
RELX PLC	37,842	875,882
Rentokil Initial PLC	40,462	255,848
Rightmove PLC	15,569	105,239
RSA Insurance Group PLC	19,773	100,139
Sage Group PLC (The)	21,226	176,196
Schroders PLC	2,731	99,675
Severn Trent PLC	4,884	149,469
Smith & Nephew PLC	18,108	337,418
Smiths Group PLC	8,203	143,404
Spirax-Sarco Engineering PLC	1,570	193,283
SSE PLC	22,077	373,833
St. James's Place PLC	10,823	127,262
Standard Chartered PLC	50,296	272,644
Standard Life Aberdeen PLC	41,657	138,039
Taylor Wimpey PLC	74,729	131,897
Tesco PLC	214,130	602,275
Unilever PLC	39,321	2,121,017
United Utilities Group PLC	14,540	163,382
Vodafone Group PLC	478,194	760,213
Whitbread PLC(1)	4,388	120,725
WM Morrison Supermarkets PLC	54,744	128,962
WPP PLC	26,908	209,783
		$26,475,772
United States — 0.0%(6)
Flex, Ltd.(1)	7,433	$76,188
		$76,188
Total Common Stocks (identified cost $198,842,362)		$207,482,295

Rights — 0.0%(6)

Security	Shares	Value
Spain — 0.0%(6)
Telefonica S.A., Exp. 7/6/20(1)(3)	65,410	$ 12,867
Total Rights (identified cost $14,212)		$ 12,867

Short-Term Investments — 1.1%

Other — 0.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(7)	97,735	$ 97,735
Total Other (identified cost $97,735)		$ 97,735

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(8)	2,185,489	$ 2,185,489
Total Securities Lending Collateral (identified cost $2,185,489)		$ 2,185,489
Total Short-Term Investments (identified cost $2,283,224)		$ 2,283,224

Total Investments — 100.4% (identified cost $201,139,798)	$209,778,386
Other Assets, Less Liabilities — (0.4)%	$ (851,697)
Net Assets — 100.0%	$208,926,689

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	Non-income producing security.
(2)	Securities are traded on separate exchanges for the same entity.
(3)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $3,612,954 and the total market value of the collateral received by the Fund was $3,813,556, comprised of cash of $2,185,489 and U.S. government and/or agencies securities of $1,628,067.
(4)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,696,354, which represents 1.8% of the net assets of the Fund as of June 30, 2020.

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Amount is less than 0.05%.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	18.8%
Industrials	14.1
Information Technology	13.6
Health Care	13.4
Consumer Discretionary	10.8
Consumer Staples	10.3
Communication Services	6.4
Materials	5.8
Utilities	3.7
Real Estate	2.0
Energy	0.4
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $97,735, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$12,779,886	$(12,682,151)	$ —	$ —	$97,735	$132	97,735
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$35,603	$ 10,415,701	$ —	$10,451,304
Austria	—	251,723	—	251,723
Belgium	12,193	1,630,274	—	1,642,467
Canada	16,325,040	—	—	16,325,040
China	—	379,625	—	379,625
Denmark	101,312	4,171,248	—	4,272,560
Finland	—	2,525,084	—	2,525,084
France	—	18,138,587	—	18,138,587
Germany	27,545	15,423,759	—	15,451,304
Hong Kong	143,629	5,095,158	—	5,238,787
Ireland	122,302	2,112,895	—	2,235,197
Israel	418,806	498,664	—	917,470
Italy	—	4,164,619	—	4,164,619
Japan	—	41,503,602	—	41,503,602
Netherlands	672,064	7,441,583	—	8,113,647
New Zealand	—	609,357	—	609,357
Norway	—	1,172,233	—	1,172,233
Portugal	—	359,002	—	359,002
Singapore	—	1,665,249	—	1,665,249
South Korea	—	7,259,455	—	7,259,455
Spain	—	4,659,583	—	4,659,583
Sweden	429,628	5,786,298	—	6,215,926
Switzerland	554,697	19,395,270	—	19,949,967
Taiwan	—	7,428,547	—	7,428,547
United Kingdom	4,020,012	22,455,760	0	26,475,772
United States	76,188	—	—	76,188
Total Common Stocks	$22,939,019	$184,543,276(2)	$0	$207,482,295
Rights	$12,867	$—	$—	$12,867
Short-Term Investments:
Other	—	97,735	—	97,735
Securities Lending Collateral	2,185,489	—	—	2,185,489
Total Investments	$25,137,375	$184,641,011	$0	$209,778,386

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Calvert
International Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.